15. Non-financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 698,709	$ 601,743
Vacation and statutory bonus
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	242,427	232,205
Contributions payable
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	95,867	98,184
Bonus accrual
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	355,747	266,558
Other
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 4,668	$ 4,796